36. Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	R$ 11,014,971	R$ 9,872,799	R$ 9,283,131
Total financial assets, fair value	11,188,328	10,021,264	9,208,663
Financial assets | Trading securities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	1,047,247	1,110,752	1,705,181
Total financial assets, fair value	1,047,247	1,110,752	1,705,181
Financial assets | Trading securities | Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	1,040,075	982,073	1,480,727
Total financial assets, fair value	1,040,075	982,073	1,480,727
Financial assets | Trading securities | Bonds and securities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	0	3,385	2,565
Total financial assets, fair value	0	3,385	2,565
Financial assets | Trading securities | Bonds and securities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	7,172	125,294	221,889
Total financial assets, fair value	7,172	125,294	221,889
Financial assets | Loans and receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	8,983,441	7,468,477	6,755,451
Total financial assets, fair value	9,156,798	7,616,942	6,680,983
Financial assets | Loans and receivables | Pledges and restricted deposits linked
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	59,372	1,294	2,000
Total financial assets, fair value	59,372	1,294	2,000
Financial assets | Loans and receivables | Trade accounts receivable
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	2,994,322	2,488,141	3,107,889
Total financial assets, fair value	2,994,322	2,488,141	3,107,889
Financial assets | Loans and receivables | CRC Transferred to the State Government of Paraná
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	1,516,362	1,522,735	1,383,242
Total financial assets, fair value	1,620,212	1,610,269	1,343,497
Financial assets | Loans and receivables | Sectorial financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	343,218	0	1,045,662
Total financial assets, fair value	343,218	0	1,045,662
Financial assets | Loans and receivables | Accounts receivable related to the concession
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	3,219,437	2,612,418	943,473
Total financial assets, fair value	3,219,437	2,612,418	943,473
Financial assets | Loans and receivables | Accounts receivable related to the concession - bonus from the grant
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	606,479	586,706	0
Total financial assets, fair value	694,463	673,545	0
Financial assets | Loans and receivables | State of Paraná - Government Programs
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	130,417	155,141	187,048
Total financial assets, fair value	130,417	155,141	187,048
Financial assets | Loans and receivables | Mutual Related Parties
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	38,169	28,968	0
Total financial assets, fair value	38,169	28,968	0
Financial assets | Loans and receivables | Collaterals and escrow accounts STN
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	75,665	73,074	86,137
Total financial assets, fair value	57,188	47,166	51,414
Financial assets | Available for sale
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	984,283	1,293,570	822,499
Total financial assets, fair value	984,283	1,293,570	822,499
Financial assets | Available for sale | Bonds and securities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	687	1,567	2,728
Total financial assets, fair value	687	1,567	2,728
Financial assets | Available for sale | Bonds and securities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	211,804	201,499	158,449
Total financial assets, fair value	211,804	201,499	158,449
Financial assets | Available for sale | Accounts receivable related to the concession
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	684,206	614,806	424,140
Total financial assets, fair value	684,206	614,806	424,140
Financial assets | Available for sale | Accounts receivable related to the concession compensation
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	68,859	67,401	219,556
Total financial assets, fair value	68,859	67,401	219,556
Financial assets | Available for sale | Other temporary investments
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	8,958	408,297	17,626
Total financial assets, fair value	8,958	408,297	17,626
Financial assets | Available for sale | Other temporary investments
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial assets, book value	9,769	0	0
Total financial assets, fair value	9,769	0	0
Financial liabilities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	13,078,518	11,172,513	10,109,441
Total financial liabilities, fair value	12,871,041	10,864,489	9,664,756
Financial liabilities | Other financial liabilities | Sectorial financial liabilities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	283,519	278,992	0
Total financial liabilities, fair value	283,519	278,992	0
Financial liabilities | Other financial liabilities | Ordinary financing of taxes with the federal tax authorities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	148,845	198,527	193,739
Total financial liabilities, fair value	142,702	183,573	171,119
Financial liabilities | Other financial liabilities | Special Tax Regularization Program - Pert
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	533,671	0	0
Total financial liabilities, fair value	431,036	0	0
Financial liabilities | Other financial liabilities | Suppliers
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	1,727,046	1,292,350	1,619,049
Total financial liabilities, fair value	1,727,046	1,292,350	1,619,049
Financial liabilities | Other financial liabilities | Loans and financing
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	3,759,505	4,046,293	4,077,060
Total financial liabilities, fair value	3,569,856	3,677,926	3,539,257
Financial liabilities | Other financial liabilities | Debentures
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	6,070,978	4,790,809	3,683,928
Total financial liabilities, fair value	6,070,978	4,790,809	3,683,928
Financial liabilities | Other financial liabilities | Payable related to concession
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Total financial liabilities, book value	554,954	565,542	535,665
Total financial liabilities, fair value	R$ 645,904	R$ 640,839	R$ 651,403